UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

The schedules are not audited.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 20.7%
21,528	@	Amazon.com, Inc.	$11,894,651	3.1
35,969	@	AMC Networks, Inc.	2,357,408	0.6
133,202		Coach, Inc.	5,186,886	1.3
187,384		Comcast Corp. – Class A	10,817,678	2.8
88,859	@	Dish Network Corp. - Class A	4,187,925	1.1
61,922		Dollar General Corp.	4,597,708	1.2
34,947		Foot Locker, Inc.	2,184,188	0.6
108,369		Home Depot, Inc.	13,450,760	3.5
77,534		McDonald's Corp.	9,086,209	2.4
129,818		Nike, Inc.	7,995,491	2.1
68,755		Ross Stores, Inc.	3,780,150	1.0
68,149		Starbucks Corp.	3,966,953	1.0
			79,506,007	20.7

		Consumer Staples: 11.9%
45,893		Church & Dwight Co., Inc.	4,165,249	1.1
120,868	@	Coca-Cola Enterprises, Inc.	5,863,307	1.5
45,783		Costco Wholesale Corp.	6,868,823	1.8
94,080		CVS Health Corp.	9,141,754	2.4
26,195		Mead Johnson Nutrition Co.	1,932,143	0.5
49,731	@	Monster Beverage Corp.	6,241,241	1.6
116,809		PepsiCo, Inc.	11,426,256	3.0
			45,638,773	11.9

		Energy: 1.3%
149,867		Halliburton Co.	4,837,707	1.3

		Financials: 5.8%
13,399		Blackrock, Inc.	4,179,952	1.1
6,835		Equinix, Inc.	2,075,721	0.5
31,420		Intercontinental Exchange, Inc.	7,492,413	1.9
50,702		Moody's Corp.	4,502,338	1.2
147,761		TD Ameritrade Holding Corp.	4,223,009	1.1
			22,473,433	5.8

		Health Care: 15.6%
97,170		AbbVie, Inc.	5,306,454	1.4
18,264	@	Allergan plc	5,298,569	1.4
50,324		Amgen, Inc.	7,160,099	1.9
19,403	@	Biogen, Inc.	5,033,526	1.3
126,813		Bristol-Myers Squibb Co.	7,853,529	2.0
68,871	@	Edwards Lifesciences Corp.	5,991,777	1.5
53,136		Gilead Sciences, Inc.	4,636,116	1.2
32,648		McKesson Corp.	5,080,682	1.3
37,657		Merck & Co., Inc.	1,890,758	0.5
24,038	L	Shire PLC ADR	3,752,572	1.0
66,685		UnitedHealth Group, Inc.	7,942,183	2.1
			59,946,265	15.6

		Industrials: 11.4%
9,507		Acuity Brands, Inc.	1,991,051	0.5
87,506		Ametek, Inc.	4,061,153	1.1
84,524		Danaher Corp.	7,545,458	2.0
153,185		Delta Air Lines, Inc.	7,389,644	1.9
97,132		Ingersoll-Rand PLC - Class A	5,396,654	1.4
25,834		Northrop Grumman Corp.	4,965,812	1.3
32,783		Roper Technologies, Inc.	5,505,249	1.4
41,577		Stanley Black & Decker, Inc.	3,908,654	1.0
91,133		Textron, Inc.	3,112,192	0.8
			43,875,867	11.4

		Information Technology: 28.2%
92,215	@	Adobe Systems, Inc.	7,852,107	2.1
24,320	@	Alphabet, Inc. - Class A	17,442,790	4.5
2,710	@	Alphabet, Inc. - Class C	1,890,957	0.5
186,796		Apple, Inc.	18,061,305	4.7
38,322		Broadcom Ltd.	5,133,998	1.3
105,311	@	Cognizant Technology Solutions Corp.	6,000,621	1.6
67,659	@	Electronic Arts, Inc.	4,346,414	1.1
72,389	@	Facebook, Inc.	7,739,832	2.0
52,354		Intuit, Inc.	5,059,491	1.3
209,054		Microsoft Corp.	10,636,668	2.8
44,828	@	NXP Semiconductor NV - NXPI - US	3,193,547	0.8
57,358	@	Red Hat, Inc.	3,748,345	1.0
84,368	@	Salesforce.com, Inc.	5,715,932	1.5
159,879		Visa, Inc. - Class A	11,573,641	3.0
			108,395,648	28.2

		Materials: 3.9%
95,053	@	Crown Holdings, Inc.	4,453,233	1.1
76,053		Eastman Chemical Co.	4,878,800	1.3
72,101		LyondellBasell Industries NV - Class A	5,783,221	1.5
			15,115,254	3.9

	Total Common Stock
	(Cost $337,912,259)		379,788,954	98.8

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.0%
871,653	BNP Paribas Bank, Repurchase Agreement dated 02/29/16, 0.31%, due 03/01/16 (Repurchase Amount $871,660, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $889,086, due 04/07/16-01/01/46)	$871,653	0.2
1,000,000	Citigroup, Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 04/01/16-09/09/49)	1,000,000	0.3
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/29/16, 0.35%, due 03/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/44)	1,000,000	0.2
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.125%-9.000%, Market Value plus accrued interest $1,020,000, due 12/01/20-09/20/44)	1,000,000	0.3
		3,871,653	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
5,030,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $5,030,000)	5,030,000	1.3

	Total Short-Term Investments
	(Cost $8,901,653)	8,901,653	2.3

	Total Investments in Securities (Cost $346,813,912)	$388,690,607	101.1
	Liabilities in Excess of Other Assets	(4,154,753)	(1.1)
	Net Assets	$384,535,854	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 29, 2016.

Cost for federal income tax purposes is $348,199,545.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$56,950,088
Gross Unrealized Depreciation	(16,459,026)

Net Unrealized Appreciation	$40,491,062

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock*	$379,788,954	$–	$–	$379,788,954
Short-Term Investments	5,030,000	3,871,653	–	8,901,653
Total Investments, at fair value	$384,818,954	$3,871,653	$–	$388,690,607

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 6.5%
18,363	@	Amazon.com, Inc.	$10,145,925	1.0
477,106		Coach, Inc.	18,578,508	1.9
222,164	@	Dish Network Corp. - Class A	10,470,589	1.1
160,121		Hasbro, Inc.	12,148,380	1.2
112,533		McDonald's Corp.	13,187,742	1.3
			64,531,144	6.5

		Consumer Staples: 7.7%
105,086		Kimberly-Clark Corp.	13,692,706	1.4
190,571		Kraft Heinz Co.	14,677,779	1.5
164,638		PepsiCo, Inc.	16,104,889	1.6
240,367		Philip Morris International, Inc.	21,880,608	2.2
121,929		Procter & Gamble Co.	9,789,679	1.0
			76,145,661	7.7

		Energy: 12.6%
26,727		California Resources Corp.	15,023	0.0
568,738		Exxon Mobil Corp.	45,584,351	4.6
279,587		Occidental Petroleum Corp.	19,241,177	1.9
379,685		Royal Dutch Shell PLC - Class A ADR	17,268,074	1.8
390,881		Schlumberger Ltd.	28,033,985	2.8
330,333	L	Total S.A. ADR	14,769,189	1.5
			124,911,799	12.6

		Financials: 25.7%
234,748		Allstate Corp.	14,897,108	1.5
149,173		Ameriprise Financial, Inc.	12,523,073	1.3
374,706		Arthur J. Gallagher & Co.	14,932,034	1.5
455,925		BB&T Corp.	14,662,548	1.5
127,855		Chubb Ltd.	14,771,088	1.5
114,930		Crown Castle International Corp.	9,941,445	1.0
364,334		Discover Financial Services	16,912,384	1.7
366,736		Gaming and Leisure Properties, Inc.	9,604,816	1.0
366,849		Hartford Financial Services Group, Inc.	15,451,680	1.6
571,480		JPMorgan Chase & Co.	32,174,324	3.2
1,417,137		Keycorp	14,950,795	1.5
308,749		Lazard Ltd.	10,861,790	1.1
251,128		Liberty Property Trust	7,252,577	0.7
134,198		Simon Property Group, Inc.	25,461,387	2.6
856,990		Wells Fargo & Co.	40,209,971	4.0
			254,607,020	25.7

		Health Care: 10.9%
316,602		AbbVie, Inc.	17,289,635	1.7
122,928		Gilead Sciences, Inc.	10,725,468	1.1
343,035		Medtronic PLC	26,547,479	2.7
476,028		Merck & Co., Inc.	23,901,366	2.4
74,762	L	Shire PLC ADR	11,671,096	1.2
147,854		UnitedHealth Group, Inc.	17,609,411	1.8
			107,744,455	10.9

		Industrials: 9.3%
247,286	L	Deere & Co.	19,827,392	2.0
98,212		General Dynamics Corp.	13,383,349	1.3
1,290,013		General Electric Co.	37,590,979	3.8
216,609		Lincoln Electric Holdings, Inc.	11,820,353	1.2
47,355	@	TransDigm Group, Inc.	10,114,081	1.0
			92,736,154	9.3

		Information Technology: 12.8%
386,954		Activision Blizzard, Inc.	12,254,833	1.3
136,050		Apple, Inc.	13,154,674	1.3
1,142,833		Cisco Systems, Inc.	29,919,368	3.0
238,545		Microchip Technology, Inc.	10,612,867	1.1
639,381		Microsoft Corp.	32,531,705	3.3
551,721		Qualcomm, Inc.	28,021,910	2.8
			126,495,357	12.8

		Materials: 2.5%
502,107		Dow Chemical Co.	24,407,421	2.5

		Telecommunication Services: 2.9%
791,227		AT&T, Inc.	29,235,838	2.9

		Utilities: 7.2%
779,247		Exelon Corp.	24,538,488	2.5
202,893		NextEra Energy, Inc.	22,890,388	2.3
422,046		PG&E Corp.	23,942,670	2.4
			71,371,546	7.2

	Total Common Stock
	(Cost $928,509,334)		972,186,395	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateralcc: 1.7%
3,393,764		BNP Paribas Bank, Repurchase Agreement dated 02/29/16, 0.31%, due 03/01/16 (Repurchase Amount $3,393,793, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,461,639, due 04/07/16-01/01/46)	3,393,764	0.4

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,890,015	HSBC Securities USA, Repurchase Agreement dated 02/29/16, 0.29%, due 03/01/16 (Repurchase Amount $3,890,046, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $3,967,817, due 07/01/18-02/01/46)	$3,890,015	0.4
3,890,015	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/29/16, 0.35%, due 03/01/16 (Repurchase Amount $3,890,052, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $3,967,816, due 08/15/17-02/15/44)	3,890,015	0.4
3,890,015	Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $3,890,049, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.125%-9.000%, Market Value plus accrued interest $3,967,816, due 12/01/20-09/20/44)	3,890,015	0.4
1,314,795	State of Wisconsin Investment Board, Repurchase Agreement dated 02/29/16, 0.38%, due 03/01/16 (Repurchase Amount $1,314,809, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,354,015, due 04/15/18-02/15/42)	1,314,795	0.1
		16,378,604	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
8,398,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $8,398,000)	8,398,000	0.8

	Total Short-Term Investments
	(Cost $24,776,604)	24,776,604	2.5

	Total Investments in Securities (Cost $953,285,938)	$996,962,999	100.6
	Liabilities in Excess of Other Assets	(5,583,376)	(0.6)
	Net Assets	$991,379,623	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 29, 2016.

Cost for federal income tax purposes is $955,372,956.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,699,430
Gross Unrealized Depreciation	(36,109,387)

Net Unrealized Appreciation	$41,590,043

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock*	$972,186,395	$–	$–	$972,186,395
Short-Term Investments	8,398,000	16,378,604	–	24,776,604
Total Investments, at fair value	$980,584,395	$16,378,604	$–	$996,962,999

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 23.8%
261,966	@	AMC Networks, Inc.	$17,169,252	1.4
213,281	@	Burlington Stores, Inc.	11,956,533	1.0
14,543	@,L	Chipotle Mexican Grill, Inc.	7,404,714	0.6
456,696		Coach, Inc.	17,783,742	1.5
422,881		Dollar General Corp.	31,398,914	2.6
195,023		Domino's Pizza, Inc.	25,945,860	2.1
438,116	@,L	Five Below, Inc.	16,801,748	1.4
246,176		Foot Locker, Inc.	15,386,000	1.3
225,697		Hasbro, Inc.	17,123,631	1.4
168,233		Lear Corp.	17,050,414	1.4
252,076	@,L	Lululemon Athletica, Inc.	15,812,727	1.3
106,424	L	Marriott International, Inc.	7,252,796	0.6
69,040	@	O'Reilly Automotive, Inc.	17,972,493	1.5
489,050		Ross Stores, Inc.	26,887,969	2.2
455,219	@	Starz	11,466,967	0.9
122,617		Tractor Supply Co.	10,369,720	0.8
130,846	@	Ulta Salon Cosmetics & Fragrance, Inc.	21,614,451	1.8
			289,397,931	23.8

		Consumer Staples: 9.1%
283,060		Church & Dwight Co., Inc.	25,690,526	2.1
527,679	@	Coca-Cola Enterprises, Inc.	25,597,708	2.1
213,837		Mead Johnson Nutrition Co.	15,772,617	1.3
197,118	@	Monster Beverage Corp.	24,738,309	2.1
221,069	@	TreeHouse Foods, Inc.	18,662,645	1.5
			110,461,805	9.1

		Energy: 0.6%
139,744		EQT Corp.	7,789,331	0.6

		Financials: 10.6%
86,112	@	Affiliated Managers Group, Inc.	11,942,873	1.0
222,623		Aon PLC	21,213,746	1.8
65,534		Equinix, Inc.	19,902,020	1.6
93,245		Intercontinental Exchange, Inc.	22,235,203	1.8
206,711		Moody's Corp.	18,355,937	1.5
328,679		SEI Investments Co.	12,545,677	1.0
97,080	@	SVB Financial Group	8,625,558	0.7
487,240		TD Ameritrade Holding Corp.	13,925,319	1.2
			128,746,333	10.6

		Health Care: 13.4%
100,016	@	Abiomed, Inc.	8,002,280	0.7
147,755	@	BioMarin Pharmaceutical, Inc.	12,096,702	1.0
160,412		Cardinal Health, Inc.	13,105,660	1.1
139,220	@	DexCom, Inc.	9,057,653	0.7
267,270	@	Edwards Lifesciences Corp.	23,252,490	1.9
427,760	@	Hologic, Inc.	14,813,329	1.2
27,376	@	Intuitive Surgical, Inc.	15,414,331	1.3
28,112	@	Mettler Toledo International, Inc.	8,852,750	0.7
219,245	@	NuVasive, Inc.	9,164,441	0.8
228,959	@	Quintiles Transnational Holdings, Inc.	14,358,019	1.2
114,523	@	Waters Corp.	13,778,262	1.1
506,971		Zoetis, Inc.	20,816,229	1.7
			162,712,146	13.4

		Industrials: 16.7%
51,833		Acuity Brands, Inc.	10,855,385	0.9
307,863		Ametek, Inc.	14,287,922	1.2
138,380		Equifax, Inc.	14,513,294	1.2
307,951		Ingersoll-Rand PLC - Class A	17,109,758	1.4
482,629		Masco Corp.	13,610,138	1.1
482,123		Nielsen NV	24,270,072	2.0
159,131		Orbital ATK, Inc.	13,328,813	1.1
104,066		Roper Technologies, Inc.	17,475,803	1.4
846,610		Southwest Airlines Co.	35,515,289	2.9
135,545		Stanley Black & Decker, Inc.	12,742,585	1.1
453,839		Textron, Inc.	15,498,602	1.3
210,122		Waste Connections, Inc.	12,958,224	1.1
			202,165,885	16.7

		Information Technology: 18.8%
943,495		Applied Materials, Inc.	17,803,751	1.5
299,995		Broadridge Financial Solutions, Inc. ADR	16,838,719	1.4
408,327	@	Electronic Arts, Inc.	26,230,927	2.2
711,238	@	Integrated Device Technology, Inc.	13,812,242	1.1
268,809		Intuit, Inc.	25,977,702	2.1
443,905		Maxim Integrated Products	15,030,623	1.2
343,823		Microchip Technology, Inc.	15,296,685	1.3
150,491	@	NXP Semiconductor NV - NXPI - US	10,720,979	0.9
115,841	@	Palo Alto Networks, Inc.	16,772,618	1.4
335,984	@	Red Hat, Inc.	21,956,554	1.8
597,871		Sabre Corp.	16,232,198	1.3
206,723		SS&C Technologies Holdings, Inc.	12,049,884	1.0
372,936	@	Vantiv, Inc.	19,407,589	1.6
			228,130,471	18.8

		Materials: 4.2%
320,455	@	Crown Holdings, Inc.	15,013,317	1.2
275,666		Eastman Chemical Co.	17,683,974	1.5
377,176		Packaging Corp. of America	18,293,036	1.5
			50,990,327	4.2

	Total Common Stock
	(Cost $1,149,509,195)		1,180,394,229	97.2

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateralcc: 2.4%
6,192,811	BNP Paribas Bank, Repurchase Agreement dated 02/29/16, 0.31%, due 03/01/16 (Repurchase Amount $6,192,864, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,316,667, due 04/07/16-01/01/46)	$6,192,811	0.5
7,048,107	Citigroup, Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $7,048,169, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,189,069, due 04/01/16-09/09/49)	7,048,107	0.6
7,048,107	HSBC Securities USA, Repurchase Agreement dated 02/29/16, 0.29%, due 03/01/16 (Repurchase Amount $7,048,163, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $7,189,072, due 07/01/18-02/01/46)	7,048,107	0.5
7,048,107	Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $7,048,169, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.125%-9.000%, Market Value plus accrued interest $7,189,070, due 12/01/20-09/20/44)	7,048,107	0.6
2,338,364	State of Wisconsin Investment Board, Repurchase Agreement dated 02/29/16, 0.38%, due 03/01/16 (Repurchase Amount $2,338,388, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,408,116, due 04/15/18-02/15/42)	2,338,364	0.2
		29,675,496	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
29,999,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $29,999,000)	29,999,000	2.5

	Total Short-Term Investments
	(Cost $59,674,496)	59,674,496	4.9

	Total Investments in Securities (Cost $1,209,183,691)	$1,240,068,725	102.1
	Liabilities in Excess of Other Assets	(25,785,862)	(2.1)
	Net Assets	$1,214,282,863	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 29, 2016.

Cost for federal income tax purposes is $1,210,928,665.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$92,519,219
Gross Unrealized Depreciation	(63,379,159)

Net Unrealized Appreciation	$29,140,060

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,180,394,229	$–	$–	$1,180,394,229
Short-Term Investments	29,999,000	29,675,496	–	59,674,496
Total Investments, at fair value	$1,210,393,229	$29,675,496	$–	$1,240,068,725

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 15.2%
33,500	@	American Axle & Manufacturing Holdings, Inc.	$489,770	0.2
12,600	@	Bed Bath & Beyond, Inc.	604,170	0.3
15,700		Bloomin Brands, Inc.	271,453	0.1
13,400		Brinker International, Inc.	667,320	0.3
27,693		Carter's, Inc.	2,814,440	1.2
23,600		Cooper Tire & Rubber Co.	927,480	0.4
8,900		Dillard's, Inc.	744,841	0.3
17,024		D.R. Horton, Inc.	454,881	0.2
37,733		DSW, Inc.	988,605	0.4
12,900		Foot Locker, Inc.	806,250	0.4
15,400	L	GameStop Corp.	474,628	0.2
29,000		Gap, Inc.	801,850	0.3
5,269,000	@	Global Brands Group Holding Ltd.	623,478	0.3
66,820		Goodyear Tire & Rubber Co.	2,012,619	0.9
59,843		Hanesbrands, Inc.	1,704,927	0.7
32,121		Interpublic Group of Cos., Inc.	687,068	0.3
20,000		Kohl's Corp.	933,400	0.4
12,300		Lear Corp.	1,246,605	0.5
24,267		Lennar Corp. - Class A	1,017,758	0.4
24,400		Macy's, Inc.	1,054,324	0.5
13,700	@	Meritage Homes Corp.	444,839	0.2
13,180	@	Mohawk Industries, Inc.	2,368,841	1.0
21,300		Movado Group, Inc.	622,173	0.3
17,524		Newell Rubbermaid, Inc.	666,087	0.3
21,338		Nordstrom, Inc.	1,095,066	0.5
22,427	@	Norwegian Cruise Line Holdings Ltd.	1,101,839	0.5
80,563	@	Performance Sports Group Ltd	612,279	0.3
28,581		Pulte Group, Inc.	491,307	0.2
13,296		PVH Corp.	1,052,378	0.5
27,370		Quebecor, Inc.	696,893	0.3
51,666		Ross Stores, Inc.	2,840,597	1.2
62,494		Samsonite International SA	181,930	0.1
42,400	@	Smith & Wesson Holding Corp.	1,075,264	0.5
7,573	@	Toll Brothers, Inc.	207,879	0.1
24,800		Viacom, Inc. Class B	913,880	0.4
7,458		Whirlpool Corp.	1,158,377	0.5
			34,855,496	15.2

		Consumer Staples: 4.0%
23,142		Ingredion, Inc.	2,342,433	1.0
77,619		Kroger Co.	3,097,775	1.4
30,800	@,L	Pilgrim's Pride Corp.	753,060	0.3
8,900		Sanderson Farms, Inc.	812,214	0.4
86,500	@	SUPERVALU, Inc.	442,015	0.2
25,900		Tyson Foods, Inc.	1,677,025	0.7
			9,124,522	4.0

		Energy: 4.6%
17,300	L	Atwood Oceanics, Inc.	119,024	0.1
62,779	@	Cobalt International Energy, Inc.	166,992	0.1
57,490		DHT Holdings, Inc.	335,167	0.1
11,700	L	Diamond Offshore Drilling	234,117	0.1
22,472	@	Diamondback Energy, Inc.	1,601,130	0.7
27,700		Ensco PLC	240,159	0.1
5,321		HollyFrontier Corp.	179,956	0.1
32,100		Marathon Petroleum Corp.	1,099,425	0.5
12,500		National Oilwell Varco, Inc.	365,875	0.2
32,786	@	Newfield Exploration Co.	892,763	0.4
32,400	L	Noble Corp. PLC	269,892	0.1
16,100		Oceaneering International, Inc.	444,682	0.2
23,700		PBF Energy, Inc.	715,740	0.3
10,306		Pioneer Natural Resources Co.	1,242,182	0.5
59,610		QEP Resources, Inc.	581,793	0.3
25,700	L	Ship Finance International Ltd.	334,871	0.1
42,252	@	Trican Well Services Ltd.	41,534	0.0
26,700		Valero Energy Corp.	1,604,136	0.7
			10,469,438	4.6

		Financials: 28.9%
11,700		Allstate Corp.	742,482	0.3
21,244		American Assets Trust, Inc.	787,940	0.3
32,600		American Capital Mortgage Investment Corp.	450,532	0.2
12,300		Ameriprise Financial, Inc.	1,032,585	0.4
15,800		Amtrust Financial Services, Inc.	386,310	0.2
107,900		Annaly Capital Management, Inc.	1,093,027	0.5
13,737		Argo Group International Holdings Ltd.	765,563	0.3
1,637		Ashford Hospitality Prime, Inc.	16,092	0.0
82,000		Ashford Hospitality Trust, Inc.	453,460	0.2
7,700		Assurant, Inc.	547,470	0.2
17,600		Assured Guaranty Ltd.	436,656	0.2
13,100		Axis Capital Holdings Ltd.	703,601	0.3
105,468		BankUnited, Inc.	3,387,632	1.5
20,000		BB&T Corp.	643,200	0.3
13,974		Blackstone Mortgage Trust, Inc.	345,717	0.1
46,600		Brandywine Realty Trust	573,646	0.2
77,180		CBL & Associates Properties, Inc.	889,885	0.4
68,741	@	CBRE Group, Inc.	1,746,709	0.8
61,002		CIT Group, Inc.	1,818,470	0.8
53,548		CNO Financial Group, Inc.	933,342	0.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
29,174		Comerica, Inc.	$985,498	0.4
8,200		Digital Realty Trust, Inc.	648,374	0.3
28,000		Discover Financial Services	1,299,760	0.6
33,600		DuPont Fabros Technology, Inc.	1,197,840	0.5
17,866		Equity Lifestyle Properties, Inc.	1,253,478	0.5
25,747		EverBank Financial Corp.	335,226	0.1
8,500		Everest Re Group Ltd.	1,582,105	0.7
11,088		Extra Space Storage, Inc.	910,879	0.4
65,900		Fifth Third Bancorp	1,005,634	0.4
30,883		First Republic Bank/San Francisco CA	1,900,540	0.8
38,176	@	Forest City Realty Trust, Inc.	711,982	0.3
97,000		Franklin Street Properties Corp.	922,470	0.4
49,300	@	Genworth Financial, Inc.	104,516	0.0
46,758		Getty Realty Corp.	850,528	0.4
40,000		Government Properties Income Trust	593,600	0.3
26,000		Hancock Holding Co.	599,820	0.3
11,428		Hanover Insurance Group, Inc.	947,952	0.4
39,400		Hartford Financial Services Group, Inc.	1,659,528	0.7
39,100		Hospitality Properties Trust	949,348	0.4
80,533		Host Hotels & Resorts, Inc.	1,232,960	0.5
100,400		Huntington Bancshares, Inc.	878,500	0.4
8,143		Iberiabank Corp.	388,258	0.2
98,900		Keycorp	1,043,395	0.5
24,548		LaSalle Hotel Properties	597,744	0.3
135,200		Lexington Realty Trust	1,046,448	0.5
24,500		Lincoln National Corp.	894,985	0.4
21,695	@	Markit Ltd.	603,555	0.3
57,200		Medical Properties Trust, Inc.	661,804	0.3
38,400	@	MGIC Investment Corp.	262,656	0.1
12,858		MSCI, Inc. - Class A	906,746	0.4
48,100		Navient Corp.	520,923	0.2
12,600		OFG Bancorp	73,332	0.0
21,900		Omega Healthcare Investors, Inc.	702,114	0.3
19,849		PartnerRe Ltd.	2,784,219	1.2
38,300		Piedmont Office Realty Trust, Inc.	703,571	0.3
26,524		Provident Financial Services, Inc.	493,081	0.2
9,211		PS Business Parks, Inc.	845,662	0.4
58,200		RAIT Financial Trust	152,484	0.1
6,596		Raymond James Financial, Inc.	289,169	0.1
158,200		Regions Financial Corp.	1,189,664	0.5
21,807		Reinsurance Group of America, Inc.	1,964,811	0.9
1,081	@	RMR Group, Inc.	24,387	0.0
41,872		SEI Investments Co.	1,598,254	0.7
7,724		South State Corp.	482,364	0.2
3,640		Sovran Self Storage, Inc.	387,442	0.2
37,900		Starwood Property Trust, Inc.	664,766	0.3
25,284		Store Capital Corp.	610,609	0.3
61,100		Summit Hotel Properties, Inc.	660,491	0.3
15,900		SunTrust Bank	527,562	0.2
63,660		Unum Group	1,816,220	0.8
34,000		Validus Holdings Ltd.	1,526,940	0.7
10,800	@	World Acceptance Corp.	396,684	0.2
68,174		XL Group Plc	2,343,822	1.0
47,559		Zions Bancorp.	1,013,958	0.4
			66,502,977	28.9

		Health Care: 6.1%
8,100		Aetna, Inc.	879,903	0.4
40,933		Agilent Technologies, Inc.	1,528,848	0.7
24,700	@	Almirall SA	416,039	0.2
22,723	@	Amsurg Corp.	1,546,300	0.7
12,656		Becton Dickinson & Co.	1,866,127	0.8
17,109	@	Brookdale Senior Living, Inc.	245,856	0.1
9,300		Cigna Corp.	1,298,373	0.6
30,748	@	Envision Healthcare Holdings, Inc.	676,149	0.3
3,300	@	Laboratory Corp. of America Holdings	362,472	0.1
6,500	@,L	Lannett Co., Inc.	163,540	0.1
14,900	@	Mylan NV	671,543	0.3
5,090		Ono Pharmaceutical Co., Ltd.	942,461	0.4
22,900		Owens & Minor, Inc.	902,489	0.4
21,400		Quest Diagnostics, Inc.	1,423,742	0.6
44,100		Select Medical Holdings Corp.	431,739	0.2
4,700	@	United Therapeutics Corp.	573,118	0.2
			13,928,699	6.1

		Industrials: 13.1%
129,400	@	ACCO Brands Corp.	945,914	0.4
17,600		ADT Corp.	710,512	0.3
28,600		AGCO Corp.	1,415,414	0.6
29,900		Aircastle Ltd.	599,794	0.3
3,100		Brink's Co.	90,675	0.0
13,192		Carlisle Cos., Inc.	1,189,391	0.5
77,257	L	Covanta Holding Corp.	1,076,190	0.5
14,300		Cummins, Inc.	1,395,251	0.6
2,799		Curtiss-Wright Corp.	197,581	0.1
18,577		EMCOR Group, Inc.	852,127	0.4
14,300		Fluor Corp.	658,372	0.3
22,140	@	Generac Holdings, Inc.	769,143	0.3
12,843	@	Genesee & Wyoming, Inc.	728,455	0.3
26,500	@	Hawaiian Holdings, Inc.	1,140,030	0.5

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
56,333		Hexcel Corp.	$2,328,243	1.0
12,031		Hubbell, Inc.	1,195,400	0.5
7,800		Huntington Ingalls Industries, Inc.	1,022,268	0.4
21,110		IDEX Corp.	1,586,628	0.7
56,261	@	Jacobs Engineering Group, Inc.	2,174,488	1.0
2,900		L-3 Communications Holdings, Inc.	340,199	0.2
14,106	@	Moog, Inc.	609,097	0.3
6,100		National Presto Industries, Inc.	496,540	0.2
1,302		Orbital ATK, Inc.	109,055	0.1
16,500		Quad/Graphics, Inc.	208,890	0.1
29,300	@	Republic Airways Holdings, Inc.	18,456	0.0
2,718		Rexel SA	33,275	0.0
8,685		Roper Technologies, Inc.	1,458,472	0.6
31,300		RR Donnelley & Sons Co.	475,134	0.2
98,200		Sanwa Holdings Corp.	626,350	0.3
14,742	@	Sensata Technologies Holdings N.V.	502,850	0.2
13,567		Snap-On, Inc.	1,962,738	0.9
19,400		Trinity Industries, Inc.	307,296	0.1
14,400		Triumph Group, Inc.	438,624	0.2
2,183	@	Vectrus, Inc.	42,023	0.0
57,600	@	Wabash National Corp.	675,648	0.3
22,827		Wabtec Corp.	1,611,586	0.7
2,000	@	Wesco International, Inc.	88,100	0.0
			30,080,209	13.1

		Information Technology: 10.9%
8,400		Amdocs Ltd.	476,784	0.2
85,900	@	Amkor Technology, Inc.	434,654	0.2
15,370	@	ARRIS International PLC	367,189	0.2
37,400	@	Arrow Electronics, Inc.	2,137,784	0.9
28,479		Booz Allen Hamilton Holding Corp.	786,021	0.3
138,000		Brocade Communications Systems, Inc.	1,370,340	0.6
38,900		Convergys Corp.	1,002,842	0.4
46,300		Corning, Inc.	847,290	0.4
34,817	@	Euronet Worldwide, Inc.	2,281,906	1.0
28,500	@	Fabrinet	813,675	0.4
99,000	@	Flextronics International Ltd.	1,075,140	0.5
13,448		Harris Corp.	1,049,213	0.5
69,691	@	Keysight Technologies, Inc.	1,818,238	0.8
27,900	@	Kulicke & Soffa Industries, Inc.	315,270	0.1
12,300	L	Lam Research Corp.	901,590	0.4
22,500		Mentor Graphics Corp.	429,750	0.2
33,480	@	Microsemi Corp.	1,159,412	0.5
32,500	@	Photronics, Inc.	330,525	0.1
16,410	@	Qorvo, Inc.	739,763	0.3
20,900	@	Sanmina Corp.	430,540	0.2
17,300		Seagate Technology	542,528	0.2
21,635		Silicon Motion Technology Corp. ADR	728,883	0.3
76,100		Symantec Corp.	1,469,491	0.6
8,007	@	Synaptics, Inc.	650,249	0.3
25,300	@	Verint Systems, Inc.	898,909	0.4
19,300		Western Digital Corp.	840,129	0.4
123,200		Xerox Corp.	1,183,952	0.5
			25,082,067	10.9

		Materials: 6.7%
17,110		Albemarle Corp.	961,924	0.4
15,029		Bemis Co., Inc.	737,473	0.3
30,091		Cabot Corp.	1,339,952	0.6
23,889		Celanese Corp.	1,441,462	0.6
20,800		CF Industries Holdings, Inc.	758,368	0.3
27,000		Domtar Corp.	950,130	0.4
16,500		Eastman Chemical Co.	1,058,475	0.5
44,800		Huntsman Corp.	486,528	0.2
16,661		KapStone Paper and Packaging Corp.	170,609	0.1
67,027	@	Louisiana-Pacific Corp.	1,065,059	0.5
29,969		Methanex Corp.	949,118	0.4
34,400		Mosaic Co.	916,760	0.4
41,600	@	Owens-Illinois, Inc.	622,336	0.3
1,152		Packaging Corp. of America	55,872	0.0
45,212		Reliance Steel & Aluminum Co.	2,752,959	1.2
21,000		Schweitzer-Mauduit International, Inc.	634,620	0.3
13,400		Sonoco Products Co.	585,580	0.2
			15,487,225	6.7

		Telecommunication Services: 0.3%
68,600	@,L	Iridium Communications, Inc.	475,398	0.2
6,541		Millicom International Cellular S.A.	313,305	0.1
			788,703	0.3

		Utilities: 7.4%
121,738		AES Corp.	1,193,032	0.5
13,834		Alliant Energy Corp.	940,020	0.4
19,500		American Electric Power Co., Inc.	1,204,125	0.5
25,800		Edison International	1,758,528	0.8
13,729		Energen Corp.	363,544	0.2
25,200		Entergy Corp.	1,819,692	0.8
40,400		Exelon Corp.	1,272,196	0.6
32,600		FirstEnergy Corp.	1,091,122	0.5
24,453		Great Plains Energy, Inc.	717,451	0.3
13,237		Portland General Electric Co.	503,668	0.2
50,700		PPL Corp.	1,773,993	0.8
54,600		Public Service Enterprise Group, Inc.	2,329,236	1.0
38,985		UGI Corp.	1,440,886	0.6

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
12,748	Westar Energy, Inc.	$554,028	0.2
		16,961,521	7.4

	Total Common Stock
	(Cost $236,964,976)	223,280,857	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 1.6%
821,971	BNP Paribas Bank, Repurchase Agreement dated 02/29/16, 0.31%, due 03/01/16 (Repurchase Amount $821,978, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $838,410, due 04/07/16-01/01/46)	821,971	0.4
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 02/29/16, 0.33%, due 03/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 03/15/16-12/20/65)	1,000,000	0.4
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 02/29/16, 0.35%, due 03/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 04/07/16-09/09/49)	1,000,000	0.4
1,000,000	Nomura Securities, Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.000%-9.500%, Market Value plus accrued interest $1,020,000, due 09/30/16-12/20/65)	1,000,000	0.4
		3,821,971	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,340,149	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $1,340,149)	1,340,149	0.6

	Total Short-Term Investments
	(Cost $5,162,120)	5,162,120	2.2

	Total Investments in Securities (Cost $242,127,096)	$228,442,977	99.4
	Assets in Excess of Other Liabilities	1,292,781	0.6
	Net Assets	$229,735,758	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 29, 2016.

Cost for federal income tax purposes is $242,760,099.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,901,083
Gross Unrealized Depreciation	(33,218,205)

Net Unrealized Depreciation	$(14,317,122)

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$34,050,088	$805,408	$–	$34,855,496
Consumer Staples	9,124,522	–	–	9,124,522
Energy	10,469,438	–	–	10,469,438
Financials	66,502,977	–	–	66,502,977
Health Care	12,570,199	1,358,500	–	13,928,699
Industrials	29,420,584	659,625	–	30,080,209
Information Technology	25,082,067	–	–	25,082,067
Materials	15,487,225	–	–	15,487,225
Telecommunication Services	475,398	313,305	–	788,703
Utilities	16,961,521	–	–	16,961,521
Total Common Stock	220,144,019	3,136,838	–	223,280,857
Short-Term Investments	1,340,149	3,821,971	–	5,162,120
Total Investments, at fair value	$221,484,168	$6,958,809	$–	$228,442,977

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Financials: 99.2%
310,100	Alexandria Real Estate Equities, Inc.	$24,547,516	2.0
318,609	AvalonBay Communities, Inc.	54,686,049	4.4
298,002	Boston Properties, Inc.	34,013,948	2.8
960,278	CubeSmart	28,712,312	2.3
504,425	DCT Industrial Trust, Inc.	18,255,141	1.5
1,548,100	DDR Corp.	25,899,713	2.1
841,900	DiamondRock Hospitality Co.	7,492,910	0.6
440,500	Digital Realty Trust, Inc.	34,830,335	2.8
424,700	Douglas Emmett, Inc.	11,398,948	0.9
910,700	Duke Realty Corp.	18,833,276	1.5
89,949	Equinix, Inc.	27,316,612	2.2
1,099,839	Equity Residential	81,927,007	6.7
167,165	Essex Property Trust, Inc.	34,984,291	2.8
2,027,840	General Growth Properties, Inc.	55,806,157	4.5
614,620	Healthcare Realty Trust, Inc.	17,830,126	1.5
585,250	Healthcare Trust of America, Inc.	16,275,803	1.3
303,300	Highwoods Properties, Inc.	13,208,715	1.1
2,238,255	Host Hotels & Resorts, Inc.	34,267,684	2.8
410,100	Kilroy Realty Corp.	22,256,127	1.8
1,553,023	Kimco Realty Corp.	41,543,365	3.4
468,500	Kite Realty Group Trust	12,612,020	1.0
651,000	Paramount Group, Inc.	9,843,120	0.8
496,581	Pebblebrook Hotel Trust	13,487,140	1.1
531,000	Pennsylvania Real Estate Investment Trust	10,173,960	0.8
250,300	Post Properties, Inc.	13,949,219	1.1
1,276,302	ProLogis, Inc.	49,086,575	4.0
259,802	Public Storage, Inc.	64,818,001	5.3
331,939	QTS Realty Trust, Inc.	14,777,924	1.2
659,227	Ramco-Gershenson Properties	11,075,014	0.9
364,000	Regency Centers Corp.	25,691,120	2.1
671,499	Simon Property Group, Inc.	127,403,505	10.4
384,310	SL Green Realty Corp.	33,888,456	2.8
2,761,500	Spirit Realty Capital, Inc.	29,520,435	2.4
239,540	Sun Communities, Inc.	16,176,136	1.3
1,529,102	Sunstone Hotel Investors, Inc.	19,725,416	1.6
934,004	UDR, Inc.	32,064,357	2.6
115,300	Ventas, Inc.	6,418,751	0.5
2,672,210	VEREIT, Inc.	21,431,124	1.7
382,204	Vornado Realty Trust	33,007,137	2.7
177,900	Weingarten Realty Investors	6,267,417	0.5
1,038,900	Welltower, Inc.	66,261,042	5.4

	Total Common Stock
	(Cost $768,815,593)	1,221,763,904	99.2

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
12,241,576	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $12,241,576)	12,241,576	1.0

	Total Short-Term Investments
	(Cost $12,241,576)	12,241,576	1.0

	Total Investments in Securities (Cost $781,057,169)	$1,234,005,480	100.2
	Liabilities in Excess of Other Assets	(2,191,156)	(0.2)
	Net Assets	$1,231,814,324	100.0

††	Rate shown is the 7-day yield as of February 29, 2016.

Cost for federal income tax purposes is $864,336,998.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$468,354,997
Gross Unrealized Depreciation	(98,686,515)

Net Unrealized Appreciation	$369,668,482

REIT Diversification	Percentage of Net Assets
Retail REITs	24.7%
Residential REITs	20.1
Specialized REITs	18.9
Office REITs	15.0
Diversified REITs	7.5
Hotels, Resorts & Cruise Lines	4.4
Industrial REITs	4.0
Real Estate Services	3.8
Diversified Real Estate Activities	0.8
Assets in Excess of Other Liabilities*	0.8
Net Assets	100.0%

*	Includes short-term investments.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,221,763,904	$–	$–	$1,221,763,904
Short-Term Investments	12,241,576	–	–	12,241,576
Total Investments, at fair value	$1,234,005,480	$–	$–	$1,234,005,480

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Consumer Discretionary: 15.9%
142,275		Big Lots, Inc.	$5,755,024	0.9
200,135	@	Boyd Gaming Corp.	3,466,338	0.6
74,892	@	Bright Horizons Family Solutions, Inc.	4,745,906	0.8
138,875	@	Burlington Stores, Inc.	7,785,332	1.2
394,601		Callaway Golf Co.	3,508,003	0.6
123,750		Cheesecake Factory	6,175,125	1.0
59,275		Childrens Place Retail Stores, Inc.	4,038,998	0.6
134,921		Cinemark Holdings, Inc.	4,465,885	0.7
281,800		Dana Holding Corp.	3,505,592	0.6
234,843	@	Express, Inc.	4,046,345	0.7
136,653	@	Imax Corp.	4,032,630	0.6
84,410		Jack in the Box, Inc.	5,803,188	0.9
94,852	@	LKQ Corp.	2,617,915	0.4
102,089		Monro Muffler Brake, Inc.	6,979,825	1.1
132,139		Pier 1 Imports, Inc.	652,767	0.1
65,440		Pool Corp.	5,252,869	0.8
22,815	@	Red Robin Gourmet Burgers, Inc.	1,485,257	0.2
91,600	@,L	Restoration Hardware Holdings, Inc.	3,479,884	0.6
138,035	@	Sally Beauty Holdings, Inc.	4,359,145	0.7
66,455	@	Smith & Wesson Holding Corp.	1,685,299	0.3
128,845		Sonic Corp.	3,784,178	0.6
74,683		Vail Resorts, Inc.	9,515,361	1.5
258,790		Wendy's Company	2,424,862	0.4
			99,565,728	15.9

		Consumer Staples: 2.8%
244,785	@,L	Blue Buffalo Pet Products, Inc.	4,479,565	0.7
60,410		Casey's General Stores, Inc.	6,377,484	1.0
181,405		Flowers Foods, Inc.	3,107,468	0.5
153,610	L	Vector Group Ltd.	3,568,360	0.6
			17,532,877	2.8

		Energy: 1.0%
152,916	@	Carrizo Oil & Gas, Inc.	3,287,694	0.5
43,900	@	Dril-Quip, Inc.	2,381,575	0.4
131,100	@,L	Unit Corp.	702,696	0.1
			6,371,965	1.0

		Financials: 8.7%
188,435		Colony Capital, Inc.	3,090,334	0.5
31,755		Coresite Realty Corp.	2,046,927	0.3
102,288		Evercore Partners, Inc.	4,773,781	0.8
90,250		First American Financial Corp.	3,341,958	0.5
387,940		Janus Capital Group, Inc.	5,016,064	0.8
41,407		MarketAxess Holdings, Inc.	4,905,073	0.8
740,350	@	MGIC Investment Corp.	5,063,994	0.8
163,525		Pebblebrook Hotel Trust	4,441,339	0.7
39,845	@	Signature Bank	5,161,920	0.8
53,270		Sovran Self Storage, Inc.	5,670,059	0.9
51,099	@	SVB Financial Group	4,540,146	0.7
95,750		Terreno Realty Corp.	2,119,905	0.4
170,600		Urban Edge Properties	4,148,992	0.7
			54,320,492	8.7

		Health Care: 20.3%
160,025	@	Acadia Pharmaceuticals, Inc.	2,762,031	0.4
41,125	@	Acorda Therapeutics, Inc.	1,345,199	0.2
106,520	@	Air Methods Corp.	3,869,872	0.6
365,525	@,L	Amicus Therapeutics, Inc.	2,251,634	0.4
51,650	@	Anacor Pharmaceuticals, Inc.	3,294,237	0.5
10,334	@	Bio-Rad Laboratories, Inc.	1,391,370	0.2
213,350	@,L	Celldex Therapeutics, Inc.	1,450,780	0.2
150,450	@,L	Cempra, Inc.	2,532,073	0.4
63,310	@	Charles River Laboratories International, Inc.	4,648,853	0.7
114,830	@	Cynosure, Inc.	4,670,136	0.8
218,985	@	Depomed, Inc.	3,346,091	0.5
59,895	@	Dyax, Corp. - CVR	66,483	0.0
128,800	@,L	Esperion Therapeutics, Inc.	1,917,832	0.3
281,475	@,L	Halozyme Therapeutics, Inc.	2,288,392	0.4
213,516		Healthsouth Corp.	7,522,169	1.2
119,725		Hill-Rom Holdings, Inc.	5,549,254	0.9
138,650	@,L	Lexicon Pharmaceuticals, Inc.	1,294,991	0.2
98,221	@	Luminex Corp.	1,834,768	0.3
83,900	@	MacroGenics, Inc.	1,340,722	0.2
126,550	@	Masimo Corp.	4,788,652	0.8
41,794	@	Mednax, Inc.	2,801,870	0.5
283,675	@	Merit Medical Systems, Inc.	5,335,927	0.9
105,240	@,L	Merrimack Pharmaceuticals, Inc.	609,340	0.1
68,275	@	Natus Medical, Inc.	2,479,748	0.4
73,106	@	Neogen Corp.	3,600,470	0.6
109,875	@	Neurocrine Biosciences, Inc.	4,041,202	0.6
530,600	@,L	Novavax, Inc.	2,313,416	0.4
94,700	@	Omnicell, Inc.	2,591,939	0.4
34,090	@	Ophthotech Corp.	1,535,414	0.3
87,950		Owens & Minor, Inc.	3,466,109	0.6
49,375	@,L	Pacira Pharmaceuticals, Inc./DE	2,567,994	0.4
75,150	@	Portola Pharmaceuticals, Inc.	2,116,976	0.3
51,030	@,L	Prothena Corp. PLC	1,624,795	0.3
95,725	@,L	Relypsa, Inc.	1,269,314	0.2
271,625	@	Sangamo Biosciences, Inc.	1,423,315	0.2
330,135		Select Medical Holdings Corp.	3,232,022	0.5

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
110,906		STERIS PLC	$7,133,474	1.1
191,286	@,L	Surgery Partners, Inc.	2,511,585	0.4
17,853	@	Surgical Care Affiliates, Inc.	723,582	0.1
177,455	@,L	Team Health Holdings, Inc.	7,909,169	1.3
34,365	@	Ultragenyx Pharmaceutical, Inc.	2,095,921	0.3
86,600	@	WellCare Health Plans, Inc.	7,782,742	1.2
			127,331,863	20.3

		Industrials: 16.1%
234,275		Actuant Corp.	5,484,378	0.9
172,075	@	Advisory Board Co.	5,074,492	0.8
14,900		Altra Holdings, Inc.	362,219	0.1
100,100	@	Beacon Roofing Supply, Inc.	3,613,610	0.6
103,900		CIRCOR International, Inc.	4,165,351	0.7
158,500		Clarcor, Inc.	7,630,190	1.2
114,085		EnPro Industries, Inc.	5,918,730	0.9
85,988		G&K Services, Inc.	5,701,004	0.9
146,700		Gorman-Rupp Co.	3,705,642	0.6
76,381		Healthcare Services Group, Inc.	2,709,998	0.4
116,952	@	HUB Group, Inc.	4,317,868	0.7
134,900		KAR Auction Services, Inc.	4,776,809	0.8
252,332		Knight Transportation, Inc.	6,114,004	1.0
75,000	L	Lindsay Manufacturing Co.	5,430,000	0.9
75,300		Regal-Beloit Corp.	4,109,874	0.7
168,300		Simpson Manufacturing Co., Inc.	5,712,102	0.9
53,750	@	Teledyne Technologies, Inc.	4,578,425	0.7
74,875		Toro Co.	5,967,538	0.9
219,740	@	TrueBlue, Inc.	5,043,033	0.8
112,534		Watts Water Technologies, Inc.	5,803,378	0.9
99,400		Woodward, Inc.	4,666,830	0.7
			100,885,475	16.1

		Information Technology: 25.6%
119,885	@	Aspen Technology, Inc.	3,952,608	0.6
74,242		Blackbaud, Inc.	4,196,900	0.7
158,184	@	BroadSoft, Inc.	5,835,408	0.9
180,678	@	Cardtronics, Inc.	6,092,462	1.0
60,526	@	Coherent, Inc.	5,120,500	0.8
164,000	@	Commvault Systems, Inc.	6,145,080	1.0
406,983	L	Cypress Semiconductor Corp.	3,247,724	0.5
85,660	@	Electronics for Imaging, Inc.	3,392,993	0.5
59,900	@	Euronet Worldwide, Inc.	3,925,846	0.6
88,420		Fair Isaac Corp.	8,799,558	1.4
122,400		Flir Systems, Inc.	3,789,504	0.6
107,650	@	Guidewire Software, Inc.	5,299,609	0.9
77,170	@	Imperva, Inc.	3,385,448	0.5
377,955		Intersil Corp.	4,826,485	0.8
105,850		j2 Global, Inc.	7,735,518	1.2
66,675		Littelfuse, Inc.	7,575,614	1.2
159,475	@	Manhattan Associates, Inc.	8,812,589	1.4
119,750	@,L	Match Group, Inc.	1,304,078	0.2
59,697	@	Microsemi Corp.	2,067,307	0.3
90,300		MKS Instruments, Inc.	2,970,870	0.5
100,200		Monolithic Power Systems, Inc.	5,917,812	1.0
154,634		National Instruments Corp.	4,461,191	0.7
182,645	@	Netscout Systems, Inc.	3,775,272	0.6
157,846	@	Plexus Corp.	5,744,016	0.9
276,300	@	Polycom, Inc.	2,876,283	0.5
108,475		Power Integrations, Inc.	4,971,409	0.8
128,564	@	PROS Holdings, Inc.	1,412,918	0.2
235,675	@	QLIK Technologies, Inc.	5,472,374	0.9
166,250	@	Qualys, Inc.	4,151,263	0.7
156,425	@	SciQuest, Inc.	1,900,564	0.3
188,725	@	Synchronoss Technologies, Inc.	5,286,187	0.8
61,275	@	Tyler Technologies, Inc.	7,372,608	1.2
29,525	@	Ultimate Software Group, Inc.	5,071,214	0.8
51,050	@	WEX, Inc.	3,333,565	0.5
110,134	@	Xactly Corp.	638,777	0.1
			160,861,554	25.6

		Materials: 4.8%
233,739	@	Boise Cascade Co.	3,912,791	0.6
322,400		Commercial Metals Co.	4,736,056	0.8
118,500		Greif, Inc. - Class A	3,141,435	0.5
137,900		HB Fuller Co.	5,307,771	0.8
1,009,000		Hecla Mining Co.	2,613,310	0.4
109,950		Minerals Technologies, Inc.	5,587,659	0.9
153,450		Worthington Industries, Inc.	4,773,829	0.8
			30,072,851	4.8

	Total Common Stock
	(Cost $634,143,942)		596,942,805	95.2

EXCHANGE-TRADED FUNDS: 1.7%
87,058		iShares Russell 2000 Growth Index Fund	10,749,051	1.7

	Total Exchange-Traded Funds
	(Cost $12,169,196)		10,749,051	1.7

	Total Long-Term Investments
	(Cost $646,313,138)		607,691,856	96.9

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc: 4.7%
6,115,488	BNP Paribas Bank, Repurchase Agreement dated 02/29/16, 0.31%, due 03/01/16 (Repurchase Amount $6,115,540, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,237,798, due 04/07/16-01/01/46)	$6,115,488	1.0
6,960,062	Citigroup, Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $6,960,123, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,099,263, due 04/01/16-09/09/49)	6,960,062	1.1
6,960,062	Mizuho Securities USA Inc., Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $6,960,123, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.125%-9.000%, Market Value plus accrued interest $7,099,264, due 12/01/20-09/20/44)	6,960,062	1.1
6,960,062	Nomura Securities, Repurchase Agreement dated 02/29/16, 0.32%, due 03/01/16 (Repurchase Amount $6,960,123, collateralized by various U.S. Government\U.S. Government Agency Obligations, 1.000%-9.500%, Market Value plus accrued interest $7,099,263, due 09/30/16-12/20/65)	6,960,062	1.1
2,309,084	State of Wisconsin Investment Board, Repurchase Agreement dated 02/29/16, 0.38%, due 03/01/16 (Repurchase Amount $2,309,108, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,377,963, due 04/15/18-02/15/42)	2,309,084	0.4
		29,304,758	4.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
17,974,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.390%††
	(Cost $17,974,000)	17,974,000	2.8

	Total Short-Term Investments
	(Cost $47,278,758)	47,278,758	7.5

	Total Investments in Securities (Cost $693,591,896)	$654,970,614	104.4
	Liabilities in Excess of Other Assets	(27,603,280)	(4.4)
	Net Assets	$627,367,334	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 29, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 29, 2016.

Cost for federal income tax purposes is $696,208,368.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$51,757,575
Gross Unrealized Depreciation	(92,995,329)

Net Unrealized Depreciation	$(41,237,754)

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$99,565,728	$–	$–	$99,565,728
Consumer Staples	17,532,877	–	–	17,532,877
Energy	6,371,965	–	–	6,371,965
Financials	54,320,492	–	–	54,320,492
Health Care	127,265,380	–	66,483	127,331,863
Industrials	100,885,475	–	–	100,885,475
Information Technology	160,861,554	–	–	160,861,554
Materials	30,072,851	–	–	30,072,851
Total Common Stock	596,876,322	–	66,483	596,942,805
Exchange-Traded Funds	10,749,051	–	–	10,749,051
Short-Term Investments	17,974,000	29,304,758	–	47,278,758
Total Investments, at fair value	$625,599,373	$29,304,758	$66,483	$654,970,614

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 26, 2016